Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Total deposits	$ 1,446,786	$ 1,409,531
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	514,000	511,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	39,000	34,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	69,000	53,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 34,000	$ 29,000